Revenue, Other Income and Other Gain - Schedule of Digital Solutions Services (Detail) - Digital Solutions And Other Services [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Digital solutions services	$ 39,091
Within one year [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Digital solutions services	26,138
More than one year [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Digital solutions services	$ 12,953